Financial Instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments
FINANCIAL INSTRUMENTS
NOTE 9:-	FINANCIAL INSTRUMENTS

a.	Financial assets:

	December 31,
	2017	2016
	NIS in thousands
Financial assets at fair value through profit or loss:

long-term investment	3,179	-

b.	Financial liabilities, interest-bearing loans and borrowings:

	December 31,
	2017	2016
	NIS in thousands
Financial liabilities at fair value through profit or loss:

Trade payable	1,479	4,804
Other account payable	3,469	3,588
Deferred revenues	4,623	5,747
Warrants exercisable into shares	7,037	10,068

	13,202	24,207

c.	Financial risks factors:

The Group’s activities expose it to foreign exchange risk. The Group’s comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Group’s financial performance.

The Company’s management identifies and manages financial risks.

d.	Foreign exchange risk:

The Group is exposed to foreign exchange risk resulting from the exposure to different currencies, mainly the U.S. dollar. Foreign exchange risk arises on recognized assets and liabilities that are denominated in a foreign currency other than the functional currency.

The Group acts to reduce the foreign exchange risk by managing an adequate part of the available liquid sources in or linked to the dollar.

e.	Fair value:

The carrying amount of cash and cash equivalents, Short-term investments ,trade payables and other accounts payable approximate their fair value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1 -	Valuations based on unadjusted quoted prices for identical assets and liabilities in active markets.

Level 2 -	Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 -	Valuations based on unobservable inputs reflecting assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

The Company’s warrants exercisable into shares liability and the long term investment are classified as Level 3 in the fair value hierarchy, and measured at fair value on a recurring basis.

Fair value measurements using significant unobservable inputs (Level 3):

NIS in thousands

Balance at December 31, 2015	16,725

Changes in values of warrants exercisable into shares liability	(6,657)

Balance at December 31, 2016	10,068

Fair value of warrants at issuance date	7,117
Purchase of long term investment	(3,179)
Changes in values of warrants exercisable into shares liability	(10,148)

Balance at December 31, 2017	3,858

The fair value of warrants granted was valued by using the Black-Scholes call option pricing model. Fair values were estimated using the following assumptions for the warrants call option (range of annualized percentages):

	December 31,
	2017	2016

Dividend yield	0	0
Expected volatility	48.92%-98.06%	59.03%-91.41%
Risk-free interest	1.46%-2.16%	0.9%-1.77%
Expected life	0.19-4.55	1.19-4.28

f.	Changes in liabilities arising from financing activities:

	NIS in thousands
	1 January 2017	Cash flows	Foreign exchange movement	Changes in fair values	December 31, 2017
Warrants exercisable into shares	10,068	7,117	(1,631)	(8,517)	7,037
Total liabilities from financing activities	10,068	7,117	(1,631)	(8,517)	7,037

g.	Sensitivity tests relating to changes in market factors:

	December 31,
	2017	2016
	NIS in thousands
Sensitivity test to changes in the U.S. dollar exchange rate:

Gain (loss) from the change on financial instruments:
Increase of 10% in exchange rate	437	1,427
Decrease of 10% in exchange rate	(437)	(1,427)

Sensitivity test to changes in the market price of listed securities:

Gain (loss) from the change:
Increase of 10% in market price	(1,020)	(1,539)
Decrease of 10% in market price	981	1,472

*)	According to binomial model a 10% increase in the market price of listed securities will increase the price of warrants exercisable into shares by approximately 15% and a 10% decrease in the market price of listed securities will decrease the price of warrants exercisable into shares by approximately 15%.

Sensitivity tests and the main work assumptions:

The selected changes in the relevant risk variables were determined based on management’s estimate as to reasonable possible changes in these risk variables.

The Group has performed sensitivity tests of principal market risk factors that are liable to affect its reported operating results or financial position. The sensitivity tests present the statement of comprehensive loss in respect of each financial instrument for the relevant risk variable chosen for that instrument as of each reporting date. The test of risk factors was determined based on the materiality of the exposure of the operating results or financial condition of each risk with reference to the functional currency and assuming that all the other variables are constant.

Based on the Group’s policy, the Group generally mitigates the currency risk arising from recognized assets and recognized liabilities denominated in foreign currency other than the functional currency by maintaining part of the available liquid sources in deposits in foreign currency. Accordingly, the main currency exposures presented in the sensitivity tables are for those deposits.